UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05299

T. Rowe Price Science & Technology Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1. Schedule of Investments

Science & Technology Fund	March 31, 2015

T. Rowe Price Science & Technology Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 93.2%		
BUSINESS SERVICES 0.8%		
Miscellaneous Business Services 0.8%		
Ctrip.com International, ADR (1)	534,100	31,309
Total Business Services		31,309
ENERGY 0.0%		
Energy Related 0.0%		
STR Holdings (2)	986,100	1,410
Total Energy		1,410
HARDWARE 11.4%		
Consumer Electronics 1.1%		
Control4 (1)	433,600	5,194
RealD (1)(2)	2,906,400	37,173
		42,367
Enterprise Hardware 10.3%		
Agilent Technologies	798,500	33,178
Boeing	289,200	43,403
Dell, Acquisition Date: 12/10/09 – 11/19/12 Cost $81,076 (1)(3)(4)	7,045,780	96,879
IPG Photonics (1)	196,700	18,234
National Instruments	670,200	21,473
Seagate Technology	1,253,600	65,225
Stratasys (1)	1,154,807	60,951
Western Digital	575,900	52,413
		391,756
Total Hardware		434,123

HEALTH CARE 5.2%		
Biotechnology 0.7%		
Grifols, ADR	743,400	24,391
		24,391
Healthcare Services 4.5%		
Hospira (1)	646,700	56,806
Intuitive Surgical (1)	107,400	54,240
Veeva Systems, Class A (1)	2,406,200	61,430
		172,476
Total Health Care		196,867
INFORMATION SERVICES 2.4%		
E-Commerce 2.4%		
Vipshop Holdings, ADR (1)	3,128,050	92,090
Total Information Services		92,090
IT SERVICES 1.2%		
IT Services 1.2%		
Accenture, Class A	400,800	37,551
Atos (EUR)	150,139	10,309
Total IT Services		47,860
MEDIA 34.3%		
Internet E-Commerce 18.4%		
Alibaba Group Holding, ADR (1)	1,041,300	86,678
Amazon.com (1)	820,500	305,308
Angie's List (1)	2,507,212	14,717
Coupons.com (1)	553,624	6,500
FlipKart, Acquisition Date: 3/19/15, Cost $850 (1)(3)(4)	7,458	849
GrubHub (1)	214,477	9,735
HomeAway (1)	942,300	28,429

MercadoLibre	290,100	35,543
Priceline (1)	183,600	213,738
		701,497
Internet Media 13.2%		
Baidu, ADR (1)	556,300	115,933
Google, Class A (1)	157,800	87,532
Google, Class C (1)	157,800	86,474
LinkedIn (1)	208,900	52,196
NAVER (KRW)	12,425	7,498
Sina (1)	751,300	24,162
Tencent Holdings (HKD)	4,605,900	87,132
Yandex (1)	2,683,300	40,692
Youku Tudou, Class A, Acquisition Date: 9/15/10 – 6/14/11 Cost $– (1)(4)	10	–
		501,619
Media & Entertainment 2.7%		
Liberty Global, Series C (1)	1,571,400	78,271
Twenty-First Century Fox, Class A	702,300	23,766
		102,037
Total Media		1,305,153
MISCELLANEOUS 1.7%		
Miscellaneous 1.7%		
Tesla Motors (1)	343,930	64,924
Total Miscellaneous		64,924
SEMICONDUCTORS 10.8%		
Analog Semiconductors 0.3%		
Semtech (1)	502,400	13,386
		13,386

Consumer Software 0.6%		
Nintendo (JPY)	143,600	21,133
		21,133
Enterprise Software 0.9%		
iRobot (1)	1,110,600	36,239
		36,239
Infrastructure Software 7.6%		
Microsoft	3,424,900	139,239
Red Hat (1)	1,974,435	149,564
		288,803
Systems Software 1.0%		
VeriSign (1)	578,998	38,776
		38,776
Technical Software 2.2%		
Autodesk (1)	338,579	19,854
Dealertrack Technologies (1)	1,626,900	62,668
		82,522
Total Software		590,413
TECHNOLOGY 0.1%		
Software & Services 0.1%		
Dropbox, Class B, Acquisition Date: 5/1/12 Cost $1,031 (1)(3)(4)	113,932	2,176
Total Technology		2,176
TELECOM EQUIPMENT 3.3%		
Wireless Equipment 1.4%		
Trimble Navigation (1)	2,039,700	51,401
		51,401

FlipKart, Series G, Acquisition Date: 12/17/14 Cost $5,765 (1)(3)(4)	48,134	5,765
Total Preferred Stocks (Cost $7,520)		7,538
CONVERTIBLE PREFERRED STOCKS 1.1%		
MEDIA 0.2%		
Internet E-Commerce 0.2%		
Forward Ventures, Series G, Acquisition Date: 1/9/15 Cost $6,178 (1)(2)(3)(4)	218,305	6,178
Total Media		6,178
SOFTWARE 0.2%		
Enterprise Software 0.2%		
Cloudera, Series F, Acquisition Date: 2/5/14 Cost $4,734 (1)(3)(4)	325,123	9,047
Total Software		9,047
TECHNOLOGY 0.7%		
Software & Services 0.7%		
Dropbox, Series A, Acquisition Date: 5/1/12 Cost $1,280 (1)(3)(4)	141,484	2,703
Dropbox, Series A-1, Acquisition Date: 5/1 – 5/29/12 Cost $12,318 (1)(3)(4)	1,361,224	26,001
Total Technology		28,704
Total Convertible Preferred Stocks (Cost $24,510)		43,929
SHORT-TERM INVESTMENTS 5.9%		
Money Market Funds 5.9%		
T. Rowe Price Government Reserve Investment Fund, 0.03% (2)(5)	223,925,955	223,926
Total Short-Term Investments (Cost $223,926)		223,926

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Science & Technology Fund
Unaudited

Notes to Portfolio of Investments

T. Rowe Price Science & Technology Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on September 30, 1987. The fund seeks to provide long-term capital appreciation.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In June 2014, FASB issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2015:

There were no material transfers between Levels 1 and 2 during the period ended March 31, 2015.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2015. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2015, totaled $17,000 for the period ended March 31, 2015.

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument; it also indicates the sensitivity of the Level 3 valuations to changes in those significant unobservable inputs. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets
The fund may invest, either directly or through investments in T. Rowe Price institutional funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging market countries; at period-end, approximately 15% of the fund’s net assets were invested in emerging markets. These markets may be subject to greater political, economic, and social uncertainty and differing regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2015, the cost of investments for federal income tax purposes was $3,393,281,000. Net unrealized gain aggregated $431,258,000 at period-end, of which $683,109,000 related to appreciated investments and $251,851,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Science & Technology Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 26, 2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 26, 2015

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date May 26, 2015